FINANCIAL RISK MANAGEMENT - Interest Rate Risk (Details) - 12 months ended Dec. 31, 2021 CLF in Thousands, $ in Millions	USD ($) item contract	CLF contract item
Interest Rate Risk
Number of contracts | contract	6	6
Number of local bonds | item	5	5
Interest rate risk | Fixed interest rate | National
Interest Rate Risk
Financial Liabilities | CLF		CLF 15,450
Interest rate risk | Fixed Rate Bond One [Member] | Fixed interest rate | Foreign
Interest Rate Risk
Principal	$ 365
Percentage of foreign bonds re-denominated to domestic currencies	100.00%
Interest rate risk | Fixed Rate Bond Two [Member] | Fixed interest rate | Foreign
Interest Rate Risk
Principal	$ 300
Percentage of foreign bonds re-denominated to domestic currencies	100.00%